File Nos.  33-13690
                                                                       811-5125
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 31                                   [X]
                                          and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 31                                                  [X]


                       (Check appropriate box or boxes.)

                       DREYFUS VARIABLE INVESTMENT FUND
              (Exact Name of Registrant as Specified in Charter)

           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York                     10166
           (Address of Principal Executive Offices)                (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----
       X   on May 1, 2002 pursuant to paragraph (b)
      ----
           60 days after filing pursuant to paragraph (a)(1)
      ----
           on     (date)      pursuant to paragraph (a)(1)
      ----
           75 days after filing pursuant to paragraph (a)(2)
      ----
           on     (date)      pursuant to paragraph (a)(2) of Rule 485
      ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


                               EXPLANATORY NOTE


      Parts A, with respect to the Dreyfus Variable Investment Fund-Balanced Portfolio, International Equity Portfolio, and Quality Bond Portfolio), and B of this Post-Effective Amendment are hereby incorporated by reference to Post-Effective Amendment No. 30 filed on March 28, 2002.


                                                                VIF-AP112SP0502
                                                                3/27/02



DREYFUS VARIABLE INVESTMENT FUND

APPRECIATION PORTFOLIO

Seeks long-term capital growth by
investing in common stocks


PROSPECTUS May 1, 2002




[GRAPH OMITTED]











                                                  YOU, YOUR ADVISOR AND
                                                  DREYFUS
                                                  A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)



Dreyfus Variable Investment Fund                                  THE PORTFOLIO
           Appreciation Portfolio


CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


(PAGE)

GOAL/APPROACH
-------------

The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market capitalization of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


In choosing stocks, the portfolio looks primarily for growth companies. The portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects.


The portfolio typically employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the portfolio invests for long-term growth rather than short-term profits.

The portfolio typically sells a stock when there is a change in a company's business fundamentals or in the portfolio's view of company management.

Concepts to understand
--------------------------------------------------------------------------------
"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services

MULTINATIONAL COMPANIES: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the portfolio's trading costs and minimizes tax liability by limiting the distribution of capital gains.

                                                                 The Portfolio 1

(PAGE)


MAIN RISKS
----------


The  portfolio's  principal  risks  are  discussed  below.   The  value  of your
investment in the portfolio will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.



Other potential risks
--------------------------------------------------------------------------------


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objectives.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.



* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* FOREIGN INVESTMENT RISK. The portfolio's performance may be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.




What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

2
(PAGE)

PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the S&P 500(reg.tm), a widely recognized, unmanaged index of stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


                3.04    33.5    25.56   28.05   30.22   11.46  -0.65   -9.31
92      93      94      95      96      97      98      99     00      01


BEST QUARTER:                    Q4 '98                        +20.77%

WORST QUARTER:                   Q3 '98                        -10.69%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01




                                                                                                 Since
                                                                                               inception
                                                                                              of portfolio
                                              1 Year                   5 Years                 (4/5/93)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                 -9.31%                   10.86%                  13.77%

SERVICE SHARES                                 -9.63%                   10.78%                  13.72%

S&P 500                                       -11.88%                   10.70%                  13.39%*


*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 3/31/93 IS USED AS THE
     BEGINNING VALUE ON 4/5/93.

Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


                                                                The Portfolio 3
(PAGE)




EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.

--------------------------------------------------------------------------------

Fee table

                                                    Initial        Service
                                                    shares          shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                      0.75%           0.75%

Rule 12b-1 fee                                        none           0.25%


Other expenses                                       0.03%           0.10%
--------------------------------------------------------------------------------

TOTAL                                                0.78%           1.10%
--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $80                  $249                  $433                 $966

SERVICE SHARES                             $112                 $350                  $606                 $1,340



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment advisers for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.


4

(PAGE)


MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus and Fayez Sarofim & Co., the portfolio's sub-investment adviser, an aggregate management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Fayez Sarofim, president and chairman of Fayez Sarofim & Co., has been the portfolio's primary portfolio manager since its inception in April 1993. Fayez Sarofim & Co., Two Houston Center, Suite 2907, Houston, Texas 77010, managed approximately $42.6 billion in assets, which includes investment advisory services for four other investment companies having aggregate assets of approximately $5 billion as of December 31, 2001.


The portfolio, Dreyfus, Fayez Sarofim & Co., and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. Each of the Dreyfus and Sarofim code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of Dreyfus or Sarofim does not disadvantage any fund managed by Dreyfus or Sarofim, as the case may be.

                                                                The Portfolio 5

(PAGE)

FINANCIAL HIGHLIGHTS
--------------------


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.




                                                                                   YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                     2001         2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                             38.91         39.87       36.11        27.91        21.98

 Investment operations:  Investment income -- net                 .30(1)       .27(1)       .25(1)         .20          .22

                         Net realized and unrealized
                         gain (loss) on investments              (3.93)         (.52)        3.88         8.21         5.95

 Total from investment operations                                (3.63)         (.25)        4.13         8.41         6.17

 Distributions:          Dividends from investment
                         income -- net                            (.30)         (.26)       (.22)        (.20)        (.22)

                         Dividends from net realized
                         gain on investments                         --         (.45)       (.01)        (.01)        (.02)

                         Dividends in excess of net
                         realized gain on investments                --            --       (.14)           --           --

 Total distributions                                              (.30)         (.71)       (.37)        (.21)        (.24)

 Net asset value, end of period                                   34.98         38.91       39.87        36.11        27.91

 Total return (%)                                                (9.31)         (.65)       11.46        30.22        28.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)              .78           .78         .78         .80           .80

 Ratio of interest expense and loan commitment fees
 to average net assets (%)                                        .00(2)        .00(2)      .00(2)         .01           --

 Ratio of net investment income to average net assets (%)           .84           .67         .64         .84          1.08

 Portfolio turnover rate (%)                                       4.19          6.15        3.87         1.34         1.69
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                          897,535     1,009,713   1,027,797      673,835      247,011


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN .01%.

6
(PAGE)


                                                                                     YEAR ENDED DECEMBER 31,

SERVICE SHARES                                                                  2001                    2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)


Net asset value, beginning of period                                           38.91                     38.91

 Investment operations:  Investment income -- net                              .18(2)                       --

                         Net realized and unrealized
                         gain (loss) on investments                           (3.94)                        --

 Total from investment operations                                             (3.76)                        --

 Distributions:          Dividends from investment
                         income -- net                                         (.26)                        --

 Net asset value, end of period                                                34.89                     38.91

 Total return (%)                                                             (9.63)                        --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets (%)                           1.10                        --

 Ratio of interest expense and loan commitment fees
 to average net assets (%)                                                        --                        --

 Ratio of net investment income to average net assets (%)                        .53                        --

 Portfolio turnover rate (%)                                                    4.19                      6.15
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        35,632                         1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                The Portfolio 7
(PAGE)



                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------
Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting
purchase    and    sale    orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: APPRECIATION PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES
-----------------------

THE  PORTFOLIO  USUALLY  PAYS  dividends  from  its  net  investment  income and
distributes   any   net   capital   gains   it   has   realized  once  a  year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


 8

(PAGE)

EXCHANGE PRIVILEGE
------------------
SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                          Account Information 9
(PAGE)


                                                           FOR MORE INFORMATION

Dreyfus Variable Investment Fund
Appreciation Portfolio
--------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORt

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).






To obtain information:
--------------------------------------------------------------------------------
BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                  112P0502



                            VIFDSP150SP0502            3/27/02


DREYFUS VARIABLE INVESTMENT FUND

DISCIPLINED STOCK PORTFOLIO

Seeks to exceed the total return performance of the S&P 500((reg.tm)) by investing in growth and value stocks





PROSPECTUS May 1, 2002





[GRAPH OMITTED]
















                                                     YOU, YOUR ADVISOR AND
                                                     DREYFUS
                                                     A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



(PAGE)


Dreyfus Variable Investment Fund
     Disciplined Stock Portfolio

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.


THE PORTFOLIO

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.



                                                                The Portfolio 1
(PAGE)

GOAL/APPROACH
-------------


The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks chosen through a disciplined investment process to create a blended portfolio of growth and value stocks. Consistency of returns compared to the S&P 500((reg.tm)) is a primary goal of the process. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those
purchased    in    initial    public    offerings   or   shortly   thereafter.


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company


Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on a variety of sources, including Wall Street research and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size and yield, are similar to those of the S&P 500.


Concepts to understand
--------------------------------------------------------------------------------
S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.


COMPUTER MODEL: a proprietary program that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


2

(PAGE)

MAIN RISKS
----------


The   portfolio's   principal   risks  are  discussed  below.  The  value  of  a
shareholder's    investment   in   the   portfolio  will   fluctuate,  sometimes
dramatically, which means the shareholder could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks only).

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors. Because the portfolio holds fewer securities than the S& P 500 and has the ability to purchase companies not listed in the index, the portfolio can underperform the index.

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks and indexes). The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.




Other potential risks
--------------------------------------------------------------------------------

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and/or money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.




The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.


                                                                The Portfolio 3
(PAGE)

MAIN RISKS (CONTINUED)


* IPO RISK. The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

4

(PAGE)

PAST PERFORMANCE
----------------

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the S&P 500(reg.tm). Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


--------------------------------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


                                        31.51   26.72   18.45   -914    -13.27
92      93      94      95      96      97      98      99      00      01




BEST QUARTER:                    Q4 '98                           +22.71%

WORST QUARTER:                   Q3 '01                           -15.41%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01




                                                                                                                   Since
                                                                                                                 inception
                                                                                                               of portfolio

                                                       1 Year                       5 Years                       (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                          -13.27%                      9.24%                         11.45%

SERVICE SHARES                                          -13.46%                      9.19%                         11.41%

S&P 500                                                 -11.88%                     10.70%                         12.12%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.


Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5

(PAGE)


EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.

--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          0.06%           0.13%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.81%           1.13%

Fee waiver and/or
expense reimbursement                                      --          (0.13%)
--------------------------------------------------------------------------------


NET OPERATING EXPENSES*                                 0.81%           1.00%


* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2002, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON
     BORROWINGS)                          EXCEED                          1.00%.
     ---------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $83                  $259                  $450                 $1,002

SERVICE SHARES                             $102                 $346                  $610                 $1,363




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.


Concepts to understand

--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




6

(PAGE)


MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Bert Mullins, who has managed the portfolio since its inception, and has been employed by Dreyfus since October 1994. In addition to being a portfolio manager with Dreyfus, Mr. Mullins also has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. Mr. Mullins also is a vice president, portfolio manager and senior security analyst of Mellon, where he has been employed since 1966.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                               The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.




                                                                                         YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                          2001         2000         1999         1998        1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)


 Net asset value, beginning of period                                    24.19        26.92        22.95        18.30       14.79

 Investment operations:  Investment income -- net                          .09(1)       .06(1)       .11(1)       .08         .08

                         Net realized and unrealized
                         gain (loss) on investments                      (3.30)       (2.53)        4.12         4.80        4.53

 Total from investment operations                                        (3.21)       (2.47)        4.23         4.88        4.61

 Distributions:          Dividends from investment
                         income -- net                                    (.09)        (.05)        (.10)        (.09)       (.08)

                         Dividends from net realized
                         gain on investments                                --         (.21)        (.16)        (.14)      (1.02)

 Total distributions                                                      (.09)        (.26)        (.26)        (.23)      (1.10)

 Net asset value, end of period                                          20.89        24.19        26.92        22.95       18.30

 Total return (%)                                                       (13.27)       (9.14)       18.45        26.72       31.51
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                               .81          .81          .81          .88        1.02

 Ratio of net investment income
 to average net assets (%)                                                 .40          .21          .45          .53         .68

 Portfolio turnover rate (%)                                             48.22        51.44        48.95        56.28       79.74
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                 172,360      222,920      214,296      140,897      53,317

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


8

(PAGE)



                                                                                                        YEAR ENDED DECEMBER 31,


SERVICE SHARES                                                                                           2001            2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                   24.19              24.19

 Investment operations:  Investment income -- net                                                        .05(2)              --

                         Net realized and unrealized gain (loss) on investments                        (3.30)                --

 Total from investment operations                                                                      (3.25)                --

 Distributions:          Dividends from investment income -- net                                        (.08)                --

 Net asset value, end of period                                                                        20.86              24.19

 Total return (%)                                                                                     (13.46)                --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                             1.00                 --

 Ratio of net investment income
 to average net assets (%)                                                                               .26                 --

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                                           .13                 --

 Portfolio turnover rate (%)                                                                           48.22              51.44
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                 7,929                  1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                The Portfolio 9

(PAGE)

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting
purchase    and    sale    orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: DISCIPLINED STOCK PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10

(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                          Account Information 11
(PAGE)


NOTES
(PAGE)

NOTES
(PAGE)

                                                           FOR MORE INFORMATION

DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK PORTFOLIO
--------------------------------
SEC FILE NUMBER:  811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).







To obtain information:
--------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                 150P0502



                                 VIFGL108SP0502   3/27/02


DREYFUS VARIABLE INVESTMENT FUND

GROWTH AND INCOME PORTFOLIO


Seeks long-term capital growth, current income and growth of income by investing in stocks, bonds and money market instruments




PROSPECTUS May 1, 2002



[GRAPH OMITTED]













                                                   YOU, YOUR ADVISOR AND
                                                   DREYFUS
                                                   A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)



DREYFUS VARIABLE INVESTMENT FUND                                THE PORTFOLIO
     GROWTH AND INCOME PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                The Portfolio 1

(PAGE)

GOAL/APPROACH
-------------

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers. The portfolio's stock investments may include common stocks, preferred  stocks  and  convertible  securities,  including  those  purchased in
initial    public    offerings    or    shortly    thereafter.


The portfolio employs a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio typically with a weighted average P/E ratio less than that of the S&P 500, and a long-term projected earnings growth greater than that of the S&P 500. The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The portfolio looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.


The fund may invest in investment grade debt securities (other than convertible securities). The fund may invest up to 35% of its assets in convertible debt securities rated, when purchased, as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.


The portfolio typically sells a security when it has met the price target established by the portfolio manager; the original reason for purchasing the stock or bond is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Concepts to understand
--------------------------------------------------------------------------------
VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.


INVESTMENT GRADE BONDS: bonds rated BBB or Baa or above by nationally recognized rating agencies are considered investment grade.


2


(PAGE)


MAIN RISKS
----------


The   portfolio's   principal   risks  are  discussed  below.  The  value  of  a
shareholder's   investment  in  the  portfolio  will fluctuate, which means that shareholders could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the effective maturity and duration of the portfolio's bond holdings, the more the portfolio's share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer " calls" its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

* CREDIT RISK. The portfolio may also invest in lower-rated convertible securities, which have higher credit risk. With this type of investment there is a greater likelihood that interest and principal payments will not be made on a timely basis.

* FOREIGN INVESTMENT RISK. To the extent the portfolio invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.

* IPO RISK. The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


                                                                 The Portfolio 3
(PAGE)



MAIN RISKS (CONTINUED)



* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions will magnify the portfolio's gains or losses.

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), CMOs and stripped mortgage-backed securities. The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns to manage interest rate risks, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.

* SHORT SALE RISK. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.



What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks
--------------------------------------------------------------------------------


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.


The portfolio is non-diversified, which means that a relatively high percentage of the portfolio's assets may be invested in a limited number of issuers. Therefore, the portfolio's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.





The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.



4

(PAGE)


PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes over time to that of the S&P 500((reg.tm) ), a widely recognized, unmanaged index of stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


                        61.89   20.75   16.21   11.81   16.88   -3.78     -5.85
92      93      94      95      96      97      98      99      00        01


BEST QUARTER:                    Q4 '98                           +18.58%

WORST QUARTER:                   Q3 '01                           -16.27%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


                                                                                            Since
                                                                                          inception
                                                                                         of portfolio
                                             1 Year                    5 Years             (5/2/94)
------------------------------------------------------------------------------------------------------


INITIAL SHARES                               -5.85%                      6.59%              13.59%

SERVICE SHARES                               -6.14%                      6.52%              13.54%

S&P 500                                     -11.88%                     10.70%              15.02%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE BEGINNING VALUE ON 5/2/94.

Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5
(PAGE)




EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.


--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                      0.75%           0.75%

Rule 12b-1 fee                                        none           0.25%


Other expenses                                       0.05%           0.12%


--------------------------------------------------------------------------------


TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                   0.80%           1.12%

Fee waiver and/or
expense reimbursement                                   --          (0.11%)


--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                              0.80%           1.01%**


* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2002, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.


** THE SERVICE SHARES' NET OPERATING EXPENSES INCLUDE AN INTEREST EXPENSE OF 0.01%.

--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $82                  $255                  $444                 $990

SERVICE SHARES                             $103                 $345                  $606                 $1,353





This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only


Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



6

(PAGE)


MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio's primary portfolio manager is Douglas D. Ramos, CFA. He has been the portfolio's primary portfolio manager and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.




                                                                                   YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                   2001          2000        1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                             23.48          25.48       22.63       20.78        19.55

 Investment operations:  Investment income -- net                 .11(1)        .14(1)      .16(1)         .21          .28

                         Net realized and unrealized
                         gain (loss) on investments              (1.49)         (1.10)        3.64        2.23         2.79

 Total from investment operations                                (1.38)          (.96)        3.80        2.44         3.07

 Distributions:          Dividends from investment
                         income -- net                            (.11)          (.15)       (.15)       (.20)        (.28)

                         Dividends from net realized
                         gain on investments                      (.11)          (.89)       (.70)       (.39)       (1.56)

                         Dividends in excess of net
                         realized gain on investments             (.23)             --       (.10)         --           --

 Total distributions                                              (.45)         (1.04)       (.95)       (.59)       (1.84)

 Net asset value, end of period                                   21.65          23.48       25.48       22.63        20.78

 Total return (%)                                                (5.85)         (3.78)       16.88       11.81        16.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)              .79            .78         .79        .78           .80

 Ratio of interest expense, loan commitment fees and
 dividends on securities sold short to average net assets(%)        .01             --          --          --           --

 Ratio of net investment income to average net assets (%)           .48            .56         .67       1.00          1.37

 Portfolio turnover rate (%)                                      33.82          60.90       96.26      126.18       180.73
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                          385,569        437,407     461,392     430,702      369,832


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

8

(PAGE)


                                                                                   YEAR ENDED DECEMBER 31,


 SERVICE SHARES                                                                2001                     2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                           23.48                     23.48

 Investment operations:  Investment income -- net                              .06(2)                       --

                         Net realized and unrealized
                         gain (loss) on investments                           (1.51)                        --

 Total from investment operations                                             (1.45)                        --

 Distributions:          Dividends from investment
                         income -- net                                         (.08)                        --

                         Dividends from net realized
                         gain on investments                                   (.11)                        --

                         Dividends in excess of net
                         realized gain on investments                          (.23)                        --

 Total distributions                                                           (.42)                        --

 Net asset value, end of period                                                21.61                     23.48

 Total return (%)                                                             (6.14)                        --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets (%)                          1.00                         --

Ratio of interest expense, loan commitment fees and
dividends on securities sold short to average net assets (%)                    .01                         --

Ratio of net investment income to average net assets (%)                        .28                         --

Decrease reflected in above expense ratios due to
actions by Dreyfus (%)                                                          .11                         --

Portfolio turnover rate (%)                                                   33.82                      60.90
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                        16,185                          1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                The Portfolio 9

(PAGE)

                                                            ACCOUNT INFORMATION


ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting
purchase    and    sale    orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: GROWTH AND INCOME PORTFOLIO/ SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10

(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                         Account Information 11

(PAGE)

NOTES
(PAGE)


NOTES
(PAGE)

                                                           FOR MORE INFORMATION

DREYFUS VARIABLE INVESTMENT FUND
GROWTH AND INCOME PORTFOLIO
-------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).












To obtain information:
--------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                 108P0502


                                   VIFIVP152SP0502
                                   3/28/02


DREYFUS VARIABLE INVESTMENT FUND

INTERNATIONAL VALUE PORTFOLIO

Seeks long-term capital growth by investing in foreign stocks of value companieS


PROSPECTUS May 1, 2002





[GRAPH OMITTED]








                                                  YOU, YOUR ADVISOR AND
                                                  DREYFUS
                                                  A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)





DREYFUS VARIABLE INVESTMENT FUND                            THE PORTFOLIO
   INTERNATIONAL VALUE PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                 The Portfolio 1
(PAGE)

GOAL/APPROACH
-------------


The portfolio seeks long-term capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks. The portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be "value" companies. The portfolio ordinarily invests in foreign companies in at least ten foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase. The portfolio's sector exposure generally will not exceed the greater of (i) twice the sector's weighting in the MSCI-EAFE index or (ii) 10 percentage points above the sector's weighting in the index. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. To a limited extent, the portfolio may invest in debt securities of foreign issuers.

The portfolio's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:


* VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* BUSINESS HEALTH, or overall efficiency and profit- ability as measured by return on assets and return on equity

* BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Concepts to understand
--------------------------------------------------------------------------------
VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

2

(PAGE)

MAIN RISKS
----------


The  portfolio's  principal   risks  are  discussed  below.  The  value  of your
investment in the portfolio will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* IPO RISK. The portfolio may purchase securities of companies in initial public offerings (" IPOs" ). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

* FOREIGN INVESTMENT RISK. The portfolio's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of portfolios (such as those emphasizing growth stocks).

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments. The portfolio may invest in companies of any size.

                                                                The Portfolio 3

(PAGE)

MAIN RISKS (CONTINUED)


* SMALLER COMPANY RISK. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.


Other potential risks
--------------------------------------------------------------------------------

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.


4

(PAGE)


PAST PERFORMANCE
----------------


The  bar  chart  and table show some of the risks of investing in the portfolio.
The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE((reg.tm))) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


What the portfolio is -- and isn't


--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                        8.71    8.74    27.82   -3.69   -13.22
92      93      94      95      96      97      98      99      00      01



INITIAL SHARES

BEST QUARTER:                    Q4 '98                           +15.33%

WORST QUARTER:                   Q3 '98                           -16.49%

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01




                                                                                                           Since inception
                                                                                                            of portfolio
                                                               1 Year                  5 Years                 (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                  -13.22%                 4.78%                   4.82%

SERVICE SHARES                                                  -13.07%                 4.81%                   4.85%

MSCI EAFE INDEX                                                 -21.44%                 0.89%                   0.82%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                 The Portfolio 5

(PAGE)



EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          0.60%           0.74%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.60%           1.99%

Fee waiver and/or
expense reimbursement                                 (0.20%)         (0.59%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.40%           1.40%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2002, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON
     BORROWINGS)                          EXCEED                          1.40%.
     ---------------------------------------------------------------------------




Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $143                 $485                  $852                 $1,883

SERVICE SHARES                             $143                 $567                  $1,018               $2,269




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand
--------------------------------------------------------------------------------

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.


6

(PAGE)



MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.79% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Sandor Cseh has been the portfolio's primary manager since the portfolio's inception. He has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, Inc., an affiliate of Dreyfus, or its predecessor
since    October    1994.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.



                                                                                          YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                             13.52         15.67         13.45         13.45        12.80

 Investment operations:  Investment income -- net                   .12(1)        .11(1)        .13(1)        .14          .07

                         Net realized and unrealized
                         gain (loss) on investments               (1.90)         (.74)         3.52          1.01         1.03

 Total from investment operations                                 (1.78)         (.63)         3.65          1.15         1.10

 Distributions:          Dividends from investment
                         income -- net                             (.11)         (.06)         (.13)         (.12)        (.07)

                         Dividends from net realized
                         gain on investments                         --         (1.40)        (1.30)        (1.03)        (.30)

                         Dividends in excess of net
                         realized gain on investments              (.07)         (.06)           --            --         (.08)

 Total distributions                                               (.18)        (1.52)        (1.43)        (1.15)        (.45)

 Net asset value, end of period                                   11.56         13.52         15.67         13.45        13.45

 Total return (%)                                                (13.22)        (3.69)        27.82          8.74         8.71
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                       1.40          1.39          1.35          1.29         1.42

 Ratio of net investment income to average net assets (%)           .97           .78           .90           .94          .74

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                      .20            --            --            --           --

 Portfolio turnover rate (%)                                      49.34         37.33         41.90         42.14        25.67
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                           21,602        25,765        27,386        20,680       19,016


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


8

(PAGE)



                                                                                      YEAR ENDED DECEMBER 31,


 SERVICE SHARES                                                                2001                       2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           13.52                       13.52

 Investment operations:  Investment income -- net                                 .05(2)                       --

                         Net realized and unrealized
                         gain (loss) on investments                             (1.81)                         --

 Total from investment operations                                               (1.76)                         --

 Distributions:          Dividends from investment
                         income -- net                                           (.11)                         --

                         Dividends in excess of net
                         realized gain on investments                            (.07)                         --

 Total distributions                                                             (.18)                         --

 Net asset value, end of period                                                 11.58                       13.52

 Total return (%)                                                              (13.07)                         --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.40                          --

 Ratio of net investment income to average net assets (%)                         .44                          --

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .59                          --

 Portfolio turnover rate (%)                                                    49.34                       37.33
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          2,148                           1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



                                                               The Portfolio 9

(PAGE)

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.


DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10

(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                          Account Information 11

(PAGE)

NOTES
(PAGE)

NOTES
(PAGE)

                                                           FOR MORE INFORMATION

DREYFUS VARIABLE INVESTMENT FUND
INTERNATIONAL VALUE PORTFOLIO
-------------------------------------
SEC FILE NUMBER:  811-5125



More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).













To obtain information:

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:  The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC
(for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                  152P0502



                                        VIFLTHL156SP0502
                                        3/27/02


DREYFUS VARIABLE INVESTMENT FUND

LIMITED TERM
HIGH INCOME PORTFOLIO

Seeks maximum total return by
investing in high yield securities


PROSPECTUS May 1, 2002




[GRAPH OMITTED]













                                                      YOU, YOUR ADVISOR AND
                                                      DREYFUS
                                                      A MELLON FINANCIAL COMPANY

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)





  DREYFUS VARIABLE INVESTMENT FUND
LIMITED TERM HIGH INCOME PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.


THE PORTFOLIO

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                The Portfolio 1

GOAL/APPROACH
-------------

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio duration of 3.5 years or less and an average effective portfolio maturity of 4 years or less, although there is no limit on the maturity or duration of individual securities.


The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest, from time to time, in investment grade bonds.


Concepts to understand
--------------------------------------------------------------------------------
HIGH YIELD BONDS: those rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's, or the unrated equivalent as determined by Dreyfus. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a portfolio's duration, the more it will react to interest rate fluctuations.

AVERAGE EFFECTIVE MATURITY: an average of the stated maturities of the bonds held by the portfolio, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).

2

(PAGE)


MAIN RISKS
----------


The   portfolio's   principal   risks  are  discussed  below.  The  value  of  a
shareholder's    investment   in   the   portfolio  will   fluctuate,  sometimes
dramatically, which means shareholders could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's effective maturity and duration, the more its share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their face value. In such a market, the value of such securities and the portfolio's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the effective duration of the portfolio's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the portfolio's sensitivity to rising rates and its potential for price declines.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to indexes, foreign currencies and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset-backed securities. The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.

                                                                The Portfolio 3
(PAGE)


MAIN RISKS (CONTINUED)


* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

* INFLATION-INDEXED BOND RISK. The principal value of an inflation-indexed bond is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

* SHORT SALE RISK. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.


What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks
--------------------------------------------------------------------------------

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.



4
(PAGE)


PAST PERFORMANCE
----------------


The  bar  chart  and table show some of the risks of investing in the portfolio.
The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Merrill Lynch High Yield Master II Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index.* Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

--------------------------------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


                                                0.29    -1.54   -8.27   -2.90
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q4 '01                            +7.59%

WORST QUARTER:                   Q3 '01                           -11.00%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01

                                                                   Since
                                                                  inception
                                                                of portfolio


                                            1 Year                (4/30/97)
--------------------------------------------------------------------------------


INITIAL SHARES                              -2.90%                   -0.78%


SERVICE SHARES                              -2.95%                   -0.79%


MERRILL LYNCH HIGH YIELD
MASTER II INDEX                              4.48%                    3.22%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                           11.14%                    5.90%


* THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND
     (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE PORTFOLIO CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".

Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                               The Portfolio 5

(PAGE)



EXPENSES
--------

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          0.26%           0.25%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.91%           1.15%

Fee waiver and/or
expense reimbursement                                      --          (0.24%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.91%           0.91%**

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2002, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.90%.



** THE SERVICE SHARES NET OPERATING EXPENSES INCLUDE AN INTEREST EXPENSE OF 0.01%, WHICH IS EXCLUDED FROM THE ABOVE-NOTED WAIVER.


--------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $93                  $290                  $504                 $1,120

SERVICE SHARES                             $93                  $342                  $610                 $1,376



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses
will    be    different,    the    example    is    for    comparison    only.


Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



6

(PAGE)



MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services
company   with   approximately   $2.6  trillion  of  assets  under  management,
administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                         YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                             2001(2)     2000      1999       1998     1997(1)
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                         8.47      10.44     11.80      12.88      12.50

 Investment operations:  Investment income -- net                              .84(3)    1.15      1.21       1.14        .78

                         Net realized and unrealized
                         gain (loss) on investments                          (1.07)     (1.95)    (1.38)     (1.08)       .41

 Total from investment operations                                             (.23)      (.80)     (.17)       .06       1.19

 Distributions:          Dividends from investment
                         income -- net                                        (.91)     (1.17)    (1.19)     (1.14)      (.77)

                         Dividends from net realized
                         gain on investments                                    --         --        --         --       (.04)

 Total distributions                                                          (.91)     (1.17)    (1.19)     (1.14)      (.81)

 Net asset value, end of period                                               7.33       8.47     10.44      11.80      12.88(1)

 Total return (%)                                                            (2.90)     (8.27)    (1.54)       .29      14.27(4)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                         .90        .76       .73        .77        .89(4)

 Ratio of interest expense to average net assets (%)                           .01        .23       .11        .32        .20(4)

 Ratio of net investment income
 to average net assets (%)                                                   10.37      11.10     10.53      10.10      10.27(4)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                  --         --        --         --        .05(4)

 Portfolio turnover rate (%)                                                198.14      15.29     52.08      50.18      37.98(5)
-------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      30,146     39,529    66,357     83,418     31,454


(1)  FROM APRIL 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.


(2)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.05,  INCREASE
     NET REALIZED AND  UNREALIZED  (LOSS) ON  INVESTMENTS  PER SHARE BY $.05 AND
     DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     11.07% TO 10.37%.  PER-SHARE DATA AND RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(4)  ANNUALIZED.

(5)  NOT ANNUALIZED.

 8
(PAGE)



                                                                                                        YEAR ENDED DECEMBER 31,


SERVICE SHARES                                                                                          2001(2)         2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     8.46              8.46

 Investment operations:  Investment income -- net                                                         .79(3)             --

                         Net realized and unrealized gain (loss) on investments                         (1.02)               --

 Total from investment operations                                                                        (.23)               --

 Distributions:          Dividends from investment income -- net                                         (.90)               --

 Net asset value, end of period                                                                          7.33              8.46

 Total return (%)                                                                                       (2.95)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets (%)                                                     .90                --

Ratio of interest expense to average net assets (%)                                                       .01                --

Ratio of net investment income to average net assets (%)                                                10.35                --

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                  .24                --
--

Portfolio turnover rate (%)                                                                            198.14             15.29
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                   2,797                 1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.05,  INCREASE
     NET REALIZED AND  UNREALIZED  (LOSS) ON  INVESTMENTS  PER SHARE BY $.05 AND
     DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     11.04% TO 10.35%.  PER-SHARE DATA AND RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                               The Portfolio 9
(PAGE)

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: LIMITED TERM HIGH INCOME PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


10

(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                          Account Information 11
(PAGE)


NOTES

(PAGE)


NOTES

(PAGE)


FOR MORE INFORMATION

DREYFUS VARIABLE INVESTMENT FUND
LIMITED TERM HIGH INCOME PORTFOLIO
------------------------------------
SEC FILE NUMBER: 811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).













To obtain information:
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                 156P0502



                                             VIFMMP117SP0502  3/26/02

DREYFUS VARIABLE INVESTMENT FUND

MONEY MARKET PORTFOLIO

Seeks current income, safety of principal and liquidity by investing in high quality money market instruments


PROSPECTUS May 1, 2002





[GRAPH OMITTED]













                                                      YOU, YOUR ADVISOR AND
                                                      DREYFUS
                                                      A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)





DREYFUS VARIABLE INVESTMENT FUND                                 THE PORTFOLIO
          MONEY MARKET PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.



                                                                 The Portfolio 1

(PAGE)

GOAL/APPROACH
-------------

The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

*    repurchase agreements

*    asset-backed securities

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate and bank obligations of U.S. and foreign issuers


* dollar denominated obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities


Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concepts to understand

--------------------------------------------------------------------------------
MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the portfolio and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the portfolio a means of investing money for a short period of time.


2
(PAGE)

MAIN RISKS
----------

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Additionally, the portfolio's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the portfolio has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the portfolio's income level and/or share price:

* interest rates could rise sharply, causing the value of the portfolio's securities, and share price, to drop

* any of the portfolio's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                The Portfolio 3


(PAGE)

PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance
is    no    guarantee    of    future    results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)



4.15    3.29    4.37    5.66    5.10    5.19    5.12    4.78    5.98    3.97
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q4 '00                            +1.53%

WORST QUARTER:                   Q4 '01                            +0.61%


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.97%                              5.01%                           4.76%


For the portfolio's current yield, call toll-free:
1-800-645-6561.

Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.




4



EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under
their    VA    contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%


Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   0.58%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------


$59                                  $186                                 $324                                 $726


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



                                                                 The Portfolio 5

(PAGE)

MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.50% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6
(PAGE)

FINANCIAL HIGHLIGHTS
--------------------

The following table describes the portfolio's performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that
are    shown.



                                                                                               YEAR ENDED DECEMBER 31,


                                                                                 2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .039       .058      .047       .050       .050

 Distributions:          Dividends from investment
                         income -- net                                            (.039)     (.058)    (.047)     (.050)     (.050)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  3.97       5.98      4.78       5.12       5.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .58        .60       .58        .56        .61

 Ratio of net investment income to average net assets (%)                          3.72       5.87      4.69       5.01       5.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          190,449    124,375   102,727     89,025     64,628



                                                                The Portfolio 7


(PAGE)

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

Buying/Selling shares

Portfolio shares may be purchaseD or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares


The  price  for  portfolio  shares  is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. The portfolio also may process purchase and sale orders and calculate its net asset value on days the portfolio's primary trading markets are open and the portfolio's management determines to do so. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: MONEY MARKET PORTFOLIO), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES DIVIDENDS from its net investment income daily and pays dividends monthly, and distributes any net capital gains it has
realized    once    a    year.

DISTRIBUTIONS WILL BE REINVESTED in the portfolio unless the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.



Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

8

(PAGE)



EXCHANGE PRIVILEGE
------------------

SHAREHOLDERS OF THE PORTFOLIO CAN EXCHANGE portfolio shares for shares of any other portfolio or fund managed by Dreyfus offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                          Account Information 9



(PAGE)


                                                           FOR MORE INFORMATION

Dreyfus Variable Investment Fund
Money Market Portfolio
-------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).






To obtain information:
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET
Text-only versions of certain fund
documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                   117P0502



                           VIFSCO121SP0502
                           3/27/02


DREYFUS VARIABLE INVESTMENT FUND

SMALL CAP PORTFOLIO

Seeks maximum capital appreciation by
investing in stocks of small-cap companies


PROSPECTUS May 1, 2002






[GRAPH OMITTED]











                                                  YOU, YOUR ADVISOR AND
                                                  DREYFUS
                                                  A MELLON FINANCIAL COMPANY


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)





DREYFUS VARIABLE INVESTMENT FUND                                 THE PORTFOLIO
             SMALL CAP PORTFOLIO


CONTENTS


The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                The Portfolio 1
(PAGE)

GOAL/APPROACH
-------------


The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are those with market capitalizations of less than $2 billion at the time of purchase. However, since the portfolio may continue to hold the securities of companies as their market capitalizations grow, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion at any given time. The portfolio may invest up to 25% of its assets in foreign securities. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio uses a blended approach, investing in a combination of growth stocks and value stocks. The portfolio seeks companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Using fundamental research and direct management contact, the portfolio managers seek stocks with strong positions in major product lines, sustained achievement records and strong financial conditions. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.


The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective
areas    of    expertise.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when the stock is fully valued by the market.

Concepts to understand
--------------------------------------------------------------------------------
SMALL-CAP COMPANIES: new, often entrepreneurial companies. Small-cap companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.



GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

2

(PAGE)

MAIN RISKS
----------


The   portfolio's  principal   risks   are  discussed  below.  The  value  of  a
shareholder's   investment    in    the   portfolio  will  fluctuate,  sometimes
dramatically, which means that shareholders could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SMALLER COMPANY RISK. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


Other potential risks
--------------------------------------------------------------------------------

Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.


                                                                The Portfolio 3
(PAGE)



MAIN RISKS (CONTINUED)

* IPO RISK. The portfolio may purchase securities of companies in initial purchase offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

* FOREIGN INVESTMENT RISK. To the extent the portfolio invests in foreign securities, its performance may be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.

What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

4

(PAGE)


PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


71.28   68.31   7.75    29.38   16.60   16.75   -3.44   23.15   13.31   -6.12
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q4 '92                           +30.96%

WORST QUARTER:                   Q3 '98                           -23.45%
--------------------------------------------------------------------------------



Average annual total return AS OF 12/31/01


                                             1 Year                         5 Years                    10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               -6.12%                         8.11%                        21.34%

SERVICE SHARES                               -6.47%                         8.03%                        21.30%

RUSSELL 2000 INDEX                            2.49%                         7.52%                        11.51%


Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                               The Portfolio 5

(PAGE)


EXPENSES
--------

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.

--------------------------------------------------------------------------------

Fee table

                                                    Initial       Service
                                                    shares         shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                      0.75%           0.75%

Rule 12b-1 fee                                        none           0.25%


Other expenses                                       0.04%           0.11%
--------------------------------------------------------------------------------

TOTAL                                                0.79%           1.11%
--------------------------------------------------------------------------------



Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $81                  $252                  $439                 $978

SERVICE SHARES                             $113                 $353                  $612                 $1,352



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



6

(PAGE)

MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Hilary Woods and Paul Kandel have been the portfolio's primary portfolio managers since October 1996. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.



                                                                                          YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                                 2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           40.30      66.34     53.91      57.14      52.08

 Investment operations:  Investment income -- net                               .11(1)     .17(1)    .04(1)       .04        .07

                         Net realized and unrealized
                         gain (loss) on investments                            (2.63)       7.16     12.43     (2.21)       8.49

 Total from investment operations                                              (2.52)       7.33     12.47     (2.17)       8.56

 Distributions:          Dividends from investment
                         income -- net                                          (.17)      (.27)     (.04)   (.00)(2)      (.07)

                         Dividends from net realized
                         gain on investments                                   (1.38)    (33.10)        --     (1.06)     (3.43)

                         Dividends in excess of net
                         realized gain on investments                          (1.10)         --        --         --         --

 Total distributions                                                           (2.65)    (33.37)     (.04)     (1.06)     (3.50)

 Net asset value, end of period                                                 35.13      40.30     66.34      53.91      57.14

 Total return (%)                                                              (6.12)      13.31     23.15     (3.44)      16.75
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .79        .78       .78        .77        .78

 Ratio of net investment income
 to average net assets (%)                                                        .29        .24       .07        .07        .12

 Portfolio turnover rate (%)                                                    84.45      64.99     40.60      75.04      79.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        687,283    688,070  1,295,698  1,246,804  1,274,292


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

8
(PAGE)


                                                                                                    YEAR ENDED DECEMBER 31,


SERVICE SHARES                                                                                           2001            2000(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                    40.30             40.30

 Investment operations:  Investment (loss)                                                            (.01)(2)               --

                         Net realized and unrealized gain (loss) on investments                         (2.67)               --

 Total from investment operations                                                                       (2.68)               --

 Distributions:          Dividends from investment income -- net                                         (.12)               --

                         Dividends from net realized
                         gain on investments                                                            (1.38)

                         Dividends in excess of net
                         realized gain on investments                                                   (1.10)               --

 Total distributions                                                                                    (2.60)

 Net asset value, end of period                                                                          35.02            40.30

 Total return (%)                                                                                       (6.47)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              1.11                --

Ratio of investment (loss) to average net assets (%)                                                     (.02)               --

Portfolio turnover rate (%)                                                                             84.45             64.99
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                   5,796                 1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



                                                                The Portfolio 9

(PAGE)


                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SMALL CAP PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income, and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10
(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                          Account Information 11
(PAGE)


NOTES
(PAGE)


NOTES
(PAGE)

                                                           FOR MORE INFORMATION

Dreyfus Variable Investment Fund
Small Cap Portfolio
--------------------------------
SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).







To obtain information:
--------------------------------------------------------------------------------

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                 121P0502



                                                               VIF-SCSP151SP0502
                                                               3/27/02


DREYFUS VARIABLE INVESTMENT FUND

SMALL COMPANY STOCK PORTFOLIO

Seeks investment returns that exceed the total return performance of the Russell 2500(tm) Stock Index by investing in stocks of small companies


PROSPECTUS May 1, 2002




[GRAPH OMITTED]











                                                  YOU, YOUR ADVISOR AND
                                                  DREYFUS
                                                  A MELLON FINANCIAL COMPANY

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(PAGE)




DREYFUS VARIABLE INVESTMENT FUND                                  THE PORTFOLIO
  SMALL COMPANY STOCK PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                 The Portfolio 1
(PAGE)

GOAL/APPROACH
-------------


The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(tm) Stock Index ("Russell 2500"). To pursue this goal, the portfolio invests at least 80% of its assets in the stocks of small companies. Small companies are those with market caps ranging from $500 million to $5 billion at the time of purchase. However, since the portfolio may continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $5
billion    at    any    given    time.

The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management to create a blended portfolio of growth and value stocks. Consistency of returns compared to the Russell 2500 is a primary goal of the investment process.


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

* VALUE, or how a stock is priced relative to its perceived intrinsic worth

* GROWTH, in this case the sustainability or growth of earnings

* FINANCIAL PROFILE, which measures the financial health of the company

What the portfolio is -- and isn't

--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on a variety of sources, including Wall Street research and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size and yield, are similar to those of the Russell 2500.



Concepts to understand
--------------------------------------------------------------------------------


COMPUTER MODEL: a proprietary computer model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.




GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.



2

(PAGE)

MAIN RISKS


The   portfolio's  principal   risks   are  discussed  below.  The  value  of  a
shareholder's   investment    in    the   portfolio  will  fluctuate,  sometimes
dramatically, which means that shareholders could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SMALLER COMPANY RISK. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* IPO RISK. The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

                                                                The Portfolio 3

(PAGE)


MAIN RISKS (CONTINUED)

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the porfolio's other investments.

* LEVERAGE RISK. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

Other potential risks

--------------------------------------------------------------------------------
Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4
(PAGE)

PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Russell 2500 Stock Index, a widely recognized, unmanaged index of small company stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                        21.77   -5.97   10.60   8.53    -1.53
92      93      94      95      96      97      98      99      00      01


INITIAL SHARES


BEST QUARTER:                    Q4 '01                           +16.73%


WORST QUARTER:                   Q3 '98                           -21.84%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01






                                                                                                      Since
                                                                                                    inception
                                                                                                   of portfolio

                                         1 Year                       5 Years                       (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                           -1.53%                         6.24%                          7.05%

SERVICE SHARES                           -1.86%                         6.17%                          6.99%

RUSSELL 2500                              1.22%                        10.34%                         10.47%*


*    FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE
     BEGINNING VALUE ON 5/1/96.


Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5


(PAGE)


EXPENSES
--------
Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                      Initial        Service
                                                      shares         shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                        0.75%           0.75%

Rule 12b-1 fee                                          none           0.25%


Other expenses                                         0.28%           0.39%
--------------------------------------------------------------------------------

TOTAL                                                  1.03%           1.39%
--------------------------------------------------------------------------------



Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $105                 $328                  $569                 $1,259

SERVICE SHARES                             $142                 $440                  $761                 $1,669




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.


6

(PAGE)


MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Anthony Galise and James Wadsworth have been the portfolio's primary portfolio managers since its inception. Mr. Galise has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has been a portfolio manager with Dreyfus since September 1996, and has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a senior vice president of Mellon, where he has been employed since 1977.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                 The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------
The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.



                                                                                            YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                                   2001       2000      1999       1998      1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           18.08      16.69     15.09      16.13     13.52

 Investment operations:  Investment income -- net                              .03(1)     .02(1)     .04(1)       .04       .05

                         Net realized and unrealized
                         gain (loss) on investments                             (.31)       1.40      1.56      (.99)      2.89

 Total from investment operations                                               (.28)       1.42      1.60      (.95)      2.94

 Distributions:          Dividends from investment
                         income -- net                                          (.01)      (.03)        --      (.04)     (.04)

                         Dividends from net realized
                         gain on investments                                       --         --        --      (.05)     (.29)

 Total distributions                                                            (.01)      (.03)        --      (.09)     (.33)

 Net asset value, end of period                                                 17.79      18.08     16.69      15.09     16.13

 Total return (%)                                                              (1.53)       8.53     10.60     (5.97)     21.77
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.03        .93       .97        .98      1.12

 Ratio of net investment income to average net assets (%)                         .16        .09       .24        .26       .53

 Portfolio turnover rate (%)                                                    60.40      84.47     47.01      45.09     34.48
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         33,341     35,956    32,530     34,857    28,154


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

8

(PAGE)

                                                                                                         YEAR ENDED DECEMBER 31,


SERVICE SHARES                                                                                          2001            2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                    18.08             18.08

 Investment operations:  Investment income -- net                                                     (.03)(2)               --

                         Net realized and unrealized
                         gain (loss) on investments                                                      (.31)               --

 Total from investment operations                                                                        (.34)               --

 Distributions:          Dividends from investment
                         income -- net                                                                   (.01)               --

 Net asset value, end of period                                                                          17.73            18.08

 Total return (%)                                                                                       (1.86)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                               1.39               --

Ratio of net investment income to average net assets (%)                                                  (.18)              --

Portfolio turnover rate (%)                                                                              60.40             84.47
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                    1,944                1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                 The Portfolio 9
(PAGE)


                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------
BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting
purchase    and    sale    orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SMALL COMPANY STOCK PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

-------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10

(PAGE)

EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


                                                          Account Information 11
(PAGE)


NOTES
[Page]

NOTES
[Page]

                                                           FOR MORE INFORMATION

Dreyfus Variable Investment Fund
Small Company Stock Portfolio
--------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
                                                                       151P0502



                               VIFSVP.118SP0502
                               4/1/02

DREYFUS VARIABLE INVESTMENT FUND

SPECIAL VALUE PORTFOLIO

Seeks maximum total return by investing
in stocks of value companies




PROSPECTUS May 1, 2002





[GRAPH OMITTED]









                                                     YOU, YOUR ADVISOR AND
                                                     DREYFUS
                                                     A MELLON FINANCIAL COMPANY



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


(PAGE)



DREYFUS VARIABLE INVESTMENT FUND
         SPECIAL VALUE PORTFOLIO

CONTENTS

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMI-ANNUAL    REPORT.    SEE    BACK    COVER.


THE PORTFOLIO

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                The Portfolio 1

GOAL/APPROACH
-------------


The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign companies of any size, including those purchased in initial public offerings or shortly thereafter. In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager then reviews these stocks for factors that could signal a rise in price, such as:


*    new products or markets

*    opportunities for greater market share

*    more effective management

*    positive changes in corporate structure or market perception

*    potential for improved earnings

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

INITIAL PUBLIC OFFERING (IPO): a company's first offering of stock to the public.

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.

What the portfolio is -- and isn't
--------------------------------------------------------------------------------
The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


2

(PAGE)


MAIN RISKS
----------


The   portfolio's   principal   risks  are  discussed  below.  The  value  of  a
shareholder's   investment   in    the   portfolio  will  fluctuate,   sometimes
dramatically, which means shareholders could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

* MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

* SMALLER COMPANY RISK. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

* FOREIGN INVESTMENT RISK. To the extent the portfolio invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.


                                                                The Portfolio 3

(PAGE)

MAIN RISKS (CONTINUED)





* IPO RISK. The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

* DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risks, or as part of a hedging strategy. A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.

* SHORT SALE RISK. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.


Other potential risks
--------------------------------------------------------------------------------



Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.



The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

To the extent the portfolio invests in bonds, such investments will be subject to interest rate risk and credit risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and accordingly, the portfolio's share price. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. The prices of high yield ("junk") bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.


4

(PAGE)


PAST PERFORMANCE
----------------


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Russell 1000 Value Index, an unmanaged broad-based index that measures value stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to
differences    in    expenses.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES


1.07    28.69   -1.56   -0.26   -3.62   23.14   15.69   7.27   5.70    -7.97
92      93      94      95      96      97      98      99     00      01


BEST QUARTER:                    Q4 '98                           +17.23%


WORST QUARTER:                   Q3 '01                           -11.29%



--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                 1 Year                       5 Years                    10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                   -7.97%                       8.25%                        6.23%

SERVICE SHARES                                                   -8.17%                       8.20%                        6.21%

RUSSELL 1000
VALUE INDEX                                                      -5.59%                      11.13%                       14.13%



Additional costs
--------------------------------------------------------------------------------
Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5
(PAGE)




EXPENSES
--------

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          0.16%           0.24%


--------------------------------------------------------------------------------


TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      0.91%           1.24%

Fee waiver and/or
expense reimbursement                                  (0.01%)         (0.24%)


--------------------------------------------------------------------------------


NET OPERATING EXPENSES*                                 0.90%           1.00%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2002, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.



--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $92                  $289                  $503                 $1,119



SERVICE SHARES                             $102                 $370                  $658                 $1,479

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses
will    be    different,    the    example    is    for    comparison    only.


Concepts to understand
--------------------------------------------------------------------------------
MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



6

(PAGE)



MANAGEMENT
----------


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $193 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.74% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The portfolio's primary portfolio manager is Douglas D. Ramos, CFA. He has been the portfolio's primary portfolio manager since July 2001 and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7
(PAGE)


FINANCIAL HIGHLIGHTS
--------------------


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would
reduce    the    investment    returns    that    are    shown.




                                                                                            YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                  2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)


 Net asset value, beginning of period                                       14.65      14.64     14.93      12.99      10.60

 Investment operations:  Investment income -- net                             .14(1)     .12(1)    .11(1)     .10        .06

                         Net realized and unrealized
                         gain (loss) on investments                         (1.30)       .70       .95       1.94       2.40

 Total from investment operations                                           (1.16)       .82      1.06       2.04       2.46

 Distributions:          Dividends from
                         investment income -- net                            (.11)      (.14)     (.10)      (.10)      (.01)

                         Dividends in excess of
                         investment income -- net                              --         --        --         --       (.00)(2)

                         Dividends from net realized
                         gain on investments                                 (.31)      (.67)    (1.25)         --      (.06)

 Total distributions                                                         (.42)      (.81)    (1.35)      (.10)      (.07)

 Net asset value, end of period                                             13.07      14.65     14.64      14.93      12.99

 Total return (%)                                                           (7.97)      5.70      7.27     15.69       23.14
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                  .90        .87       .86       .83         .99

 Ratio of dividends on securities sold short
 to average net assets (%)                                                    .00(3)      --        --         --        .02

 Ratio of net investment income to average net assets (%)                    1.00        .81       .70       .67         .38

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                .01         --        --         --         --

 Portfolio turnover rate (%)                                                59.85     149.83    171.41     252.24     188.57
------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                     39,854     50,671    57,099     63,264     52,981


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(3)  AMOUNT REPRESENTS LESS THAN .01%.

8

(PAGE)


                                                                                                        PERIOD ENDED DECEMBER 31,


SERVICE SHARES                                                                                          2001               2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                    14.65             14.65

 Investment operations:  Investment income -- net                                                         .12(2)             --

                         Net realized and unrealized
                         gain (loss) on investments                                                     (1.31)               --

 Total from investment operations                                                                       (1.19)               --

 Distributions:          Dividends from investment
                         income -- net                                                                   (.10)               --

                         Dividends from net realized
                         gain on investments                                                             (.31)               --

 Total distributions                                                                                     (.41)               --

 Net asset value, end of period                                                                         13.05             14.65

 Total return (%)                                                                                       (8.17)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              1.00                --

Ratio of net investment income to average net assets (%)                                                  .92                --

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                                                             .24                --

Portfolio turnover rate (%)                                                                             59.85            149.83
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                   2,585                 1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                The Portfolio 9

(PAGE)

                                                            ACCOUNT INFORMATION

ACCOUNT POLICIES
----------------

BUYING/SELLING SHARES

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.


THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SPECIAL VALUE PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES
-----------------------

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income
and   distributes   any  net  capital  gains  it  has  realized  once  a  year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.


Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.


Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are
--------------------------------------------------------------------------------
The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


10

(PAGE)


EXCHANGE PRIVILEGE
------------------


SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.















                                                         Account Information 11
(PAGE)


NOTES
(PAGE)

NOTES
(PAGE)

                                                           FOR MORE INFORMATION

DREYFUS VARIABLE INVESTMENT FUND
SPECIAL VALUE PORTFOLIO
--------------------------------
SEC FILE NUMBER:  811-5125

More information on the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).






To obtain information:
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                                 118P0502





                        DREYFUS VARIABLE INVESTMENT FUND

                           PART C. OTHER INFORMATION
                       --------------------------------

Item 23.   Exhibits

-------    ----------

     (a) Registrant's Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

     (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 20, 1997.

     (d)  Investment Advisory Agreement is incorporated by reference to Exhibit
          (5)(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 17, 1997.

   (d)(2) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form-N-1A, filed on April 19, 1995.

   (d)(3) Sub-Investment Advisory Agreement between Newton Capital Management Limited and the Registrant's International Equity Portfolio.

     (e) Distribution Agreement and Forms of Service Agreements is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, FILED ON APRIL 27, 2000.

   (g)(1) Amendment to Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

  (g)(1a) Foreign Custody Manager Agreement between the Registrant and The
          Bank of New York is incorporated by reference to Exhibit (g)(1a) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

   (g)(2) Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.


     (j) Consent of Independent Auditors is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on March 28, 2002.


     (m) Distribution (12b-1) Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (o) Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (p) Code of Ethics adopted by Registrant and its investment adviser and principal underwriter is incorporated by reference to Exhibit (p) of Post-Effective No. 27 to the Registration Statement on Form N-1A, filed on December 29, 2000.

   (p)(2) Code of Ethics adopted by the Sub-Investment Adviser to Registrant's of Appreciation Portfolio is incorporated by reference to Exhibit
          (p)(2) Post-Effective No. 27 to the Registration Statement on Form N-1A, filed on December 29, 2000.

   (p)(3) Code of Ethics adopted by the Sub-Investment Adviser to Registrant's of International Equity Portfolio is incorporated by reference to Exhibit (p)(3) of Post-Effective No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

Item 23.   Exhibits. - List (continued)
-------    -----------------------------

           Other Exhibits
           --------------


               (a)  Powers of Attorney of the Board members and officers.

               (b)  Certificate of Assistant Secretary.



Item 24.   Persons Controlled by or under Common Control with Registrant.
-------    -------------------------------------------------------

           Not Applicable

Item 25.   Indemnification
-------    ---------------

           The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 20 to the Registration Statement on From N-1A, filed on September 29, 1997.

           Reference is also made to the Distribution Agreement as incorporated by Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 27, 2000.

Item 26.   Business and Other Connections of Investment Adviser.
-------    ----------------------------------------------------

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Dreyfus Investment                    Chairman of the Board         1/97 - Present
Chief Operating Officer            Advisors, Inc.++                      Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
President and  Director                                                  and Chairman of the
                                                                         Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Boston Safe Advisors, Inc*            Chairman of the Board         10/01 - Present
                                                                         Chief Executive Officer       10/01 - Present

                                   Founders Asset Management             Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                  9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director         2/99 - Present
                                   Inc.

                                   TBC Securities, Inc.                  President and Director         2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                 1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                 1/99 - Present
                                   Company

                                   Mellon Private Trust Co., N.A.        Chairman                       4/97 - Present
                                   2875 Northeast 191st Street,          Director                       4/97 - Present
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee             8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group          8/01 - Present
                                                                         Exec. Vice President            2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                       4/98 - Present
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street            Director                    11/98 - Present
                                   North Miami, FL 33180

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director
                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member

                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England                       Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments             Non-Resident Director         11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present




MICHAEL G. MILLARD                 Dreyfus Service Corporation++         Director                      8/00 - Present
Director and Vice Chairman                                               Executive Vice President      8/00 - Present
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division


                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
DIRECTOR                           LLC****                               Chief Executive Officer       12/98 - Present

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
GENERAL COUNSEL,                   Advisors, Inc.++
Executive Vice President, and
SECRETARY                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The Truepenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

DIANE P. DURNIN                    None
Senior Vice President - Product
Development

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Boston Safe Advisors, Inc.*           Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The Truepenny Corporation++           Vice President                10/98 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site a Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The Truepenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++




*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.



Item 27.   Principal Underwriters
--------   ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      Dreyfus A Bonds Plus, Inc.
2)      Dreyfus Appreciation Fund, Inc.
3)      Dreyfus Balanced Fund, Inc.
4)      Dreyfus BASIC GNMA Fund
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Government Money Market Fund
8)      Dreyfus California Intermediate Municipal Bond Fund
9)      Dreyfus California Tax Exempt Bond Fund, Inc.
10)     Dreyfus California Tax Exempt Money Market Fund
11)     Dreyfus Cash Management
12)     Dreyfus Cash Management Plus, Inc.
13)     Dreyfus Connecticut Intermediate Municipal Bond Fund
14)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)     Dreyfus Florida Intermediate Municipal Bond Fund
16)     Dreyfus Florida Municipal Money Market Fund
17)     Dreyfus Founders Funds, Inc.
18)     Dreyfus Global Growth Fund
19)     Dreyfus GNMA Fund, Inc.
20)     Dreyfus Government Cash Management Funds
21)     Dreyfus Growth and Income Fund, Inc.
22)     Dreyfus Growth and Value Funds, Inc.
23)     Dreyfus Growth Opportunity Fund, Inc.
24)     Dreyfus Premier Fixed Income Funds
25)     Dreyfus Index Funds, Inc.
26)     Dreyfus Institutional Money Market Fund
27)     Dreyfus Institutional Preferred Money Market Funds
28)     Dreyfus Institutional Short Term Treasury Fund
29)     Dreyfus Insured Municipal Bond Fund, Inc.
30)     Dreyfus Intermediate Municipal Bond Fund, Inc.
31)     Dreyfus International Funds, Inc.
32)     Dreyfus Investment Grade Bond Funds, Inc.
33)     Dreyfus Investment Portfolios
34)     The Dreyfus/Laurel Funds, Inc.
35)     The Dreyfus/Laurel Funds Trust
36)     The Dreyfus/Laurel Tax-Free Municipal Funds
37)     Dreyfus LifeTime Portfolios, Inc.
38)     Dreyfus Liquid Assets, Inc.
39)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)     Dreyfus Massachusetts Municipal Money Market Fund
41)     Dreyfus Massachusetts Tax Exempt Bond Fund
42)     Dreyfus MidCap Index Fund
43)     Dreyfus Money Market Instruments, Inc.
44)     Dreyfus Municipal Bond Fund, Inc.
45)     Dreyfus Municipal Cash Management Plus
46)     Dreyfus Municipal Money Market Fund, Inc.
47)     Dreyfus New Jersey Intermediate Municipal Bond Fund
48)     Dreyfus New Jersey Municipal Bond Fund, Inc.
49)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)     Dreyfus New Leaders Fund, Inc.
51)     Dreyfus New York Municipal Cash Management
52)     Dreyfus New York Tax Exempt Bond Fund, Inc.
53)     Dreyfus New York Tax Exempt Intermediate Bond Fund
54)     Dreyfus New York Tax Exempt Money Market Fund
55)     Dreyfus U.S. Treasury Intermediate Term Fund
56)     Dreyfus U.S. Treasury Long Term Fund
57)     Dreyfus 100% U.S. Treasury Money Market Fund
58)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)     Dreyfus Pennsylvania Municipal Money Market Fund
60)     Dreyfus Premier California Municipal Bond Fund
61)     Dreyfus Premier Equity Funds, Inc.
62)     Dreyfus Premier International Funds, Inc.
63)     Dreyfus Premier GNMA Fund
64)     Dreyfus Premier Opportunity Funds
65)     Dreyfus Premier Worldwide Growth Fund, Inc.
66)     Dreyfus Premier Municipal Bond Fund
67)     Dreyfus Premier New York Municipal Bond Fund
68)     Dreyfus Premier State Municipal Bond Fund
69)     Dreyfus Premier Value Equity Funds
70)     Dreyfus Short-Intermediate Government Fund
71)     Dreyfus Short-Intermediate Municipal Bond Fund
72)     The Dreyfus Socially Responsible Growth Fund, Inc.
73)     Dreyfus Stock Index Fund
74)     Dreyfus Tax Exempt Cash Management
75)     The Dreyfus Premier Third Century Fund, Inc.
76)     Dreyfus Treasury Cash Management
77)     Dreyfus Treasury Prime Cash Management
78)     Dreyfus Variable Investment Fund
79)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
80)     General California Municipal Bond Fund, Inc.
81)     General California Municipal Money Market Fund
82)     General Government Securities Money Market Funds, Inc.
83)     General Money Market Fund, Inc.
84)     General Municipal Bond Fund, Inc.
85)     General Municipal Money Market Funds, Inc.
86)     General New York Municipal Bond Fund, Inc.
87)     General New York Municipal Money Market Fund
88)     MPAM Funds Trust



(b)

                                                                    Positions
                                                                    and
Name and principal         Positions and Offices With the           Offices with
Business Address           Distributor                              Registrant


Thomas F. Eggers *         Chief Executive Officer and Chairman of    None
                           the Board
J. David Officer *         President and Director                     None
Thomas E. Winnick *        Director                                   None
Charles Cardona *          Executive Vice President and Director      None
Anthony DeVivio **         Executive Vice President and Director      None
Jude C. Metcalfe **        Executive Vice President                   None
Michael Millard **         Executive Vice President and Director      None
Irene Papadoulis **        Director                                   None
David K. Mossman **        Executive Vice President                   None
Prasanna Dhore*            Executive Vice President                   None
Noreen Ross*               Executive Vice President                   None
William H. Maresca *       Chief Financial Officer and Director       None
James Book ****            Senior Vice President                      None
Ken Bradle **              Senior Vice President                      None
Stephen R. Byers *         Senior Vice President                      None
JOSEPH ECK +               Senior Vice President                      None
Lawrence S. Kash*          Senior Vice President                      None
Jane Knight *              Chief Legal Officer and Secretary          None
Stephen Storen *           Chief Compliance Officer                   None
Jeffrey Cannizzaro *       Vice President - Compliance                None
John Geli **               Vice President                             None
Maria Georgopoulos *       Vice President - Facilities Management     None
William Germenis *         Vice President - Compliance                None
Janice Hayles *            Vice President                             None
Tracy Hopkins *            Vice President                             None
Hal Marshall *             Vice President - Compliance                None
Paul Molloy *              Vice President                             None
B.J. Ralston **            Vice President                             None
Theodore A. Schachar *     Vice President - Tax                       None
William Schalda *          Vice President                             None
Bret Young *               Vice President                             None
James Windels *            Vice President                             Treasurer
James Bitetto *            Assistant Secretary                        None
Ronald Jamison *           Assistant Secretary                        None
Carlene Kim                Assistant Secretary                        None


*        Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
*** PRINCIPAL BUSINESS ADDRESS IS 6500 WILSHIRE BOULEVARD, 8TH Floor, Los Angeles, CA 90048.
****     Principal business address is One Mellon Bank Center, Pittsburgh, PA
         15258.
+        Principal business address is One Boston Place, Boston, MA 02108.


(PAGE)


Item 28.   Location of Accounts and Records

-------    --------------------------------

           1.   Mellon Bank, N.A.
                One Mellon Bank Center
                Pittsburgh, Pennsylvania 15258

           2.   The Bank of New York
                15 Broad Street
                New York, New York 10286

           3.   Dreyfus Transfer, Inc.
                P.O. Box 9671
                Providence, Rhode Island 02940-9671

           4.   The Dreyfus Corporation
                200 Park Avenue
                New York, New York 10166

Item 29.   Management Services
-------    -------------------

           Not Applicable

Item 30.   Undertakings
-------    ------------

           None



                                   SIGNATURES
                                  -------------


      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 12th day of April, 2002.


                        DREYFUS VARIABLE INVESTMENT FUND

                     BY: /S/ Stephen E. Canter*
                             ------------------
                            Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures              Title                                Date



/s/ Stephen E. Canter*            President                            04/12/02
    ---------------------------   (Principal Executive Officer)
    Stephen E. Canter

/s/ JIM WINDELS*                  Treasurer                            04/12/02
    ---------------------------   (Principal Financial and
    Jim Windels                   Accounting Officer)

/s/ Joseph S. Dimartino*          Chairman of the Board of Trustees    04/12/02
    ---------------------------
    Joseph S. DiMartino

/s/ David P. Feldman*             Trustee                              04/12/02
    ---------------------------
    David P. Feldman

/s/ James F. Henry*               Trustee                              04/12/02
    ---------------------------
    James F. Henry

/s/ Rosalind G. Jacobs*           Trustee                              04/12/02
    ---------------------------
    Rosalind G. Jacobs

/s/ Paul A. Marks*                Trustee                              04/12/02
    ---------------------------
    Paul A. Marks

/s/ Martin Peretz*                Trustee                              04/12/02
    ---------------------------
    Martin Peretz

/s/ Bert W. Wasserman*            Trustee                              04/12/02
    ---------------------------
    Bert W. Wasserman



*BY:  /s/ Robert R. Mullery
          ---------------------
          Robert R. Mullery
          Attorney-in-Fact



                                INDEX OF EXHIBITS

OTHER EXHIBITS

      (a)  Powers of Attorney dated December 11, 2000.....................
           Powers of Attorney dated November 15, 2001.....................

      (b)  Certificate of Assistant Secretary.............................